ACCOUNTS RECEIVABLE AND CONTRACT LIABILITIES	9 Months Ended
Sep. 30, 2023
Accounts Receivable And Contract Liabilities
ACCOUNTS RECEIVABLE AND CONTRACT LIABILITIES

3. ACCOUNTS RECEIVABLE AND CONTRACT LIABILITIES

Revenue Contract Balances

	Contract
	Receivables	Liabilities
Opening balance, January 1, 2023	$62,842	$(274,192)
Changes due to payment, fulfillment of performance obligations or revenues recognized	(62,842)	157,500
Effect of changes in foreign exchange rates	-	11,429
Balance, September 30, 2023	$-	$(105,263)